Revenue from Contracts with Customers: (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Income associated with intangible compulsory works	[1]	$ 15,672	$ 35,154
Income associated with intangible complementary works	[2]	296,703	152,140
Revenue from construction contracts		$ 312,375	$ 187,294

[1]	Compulsory works. These are the works that the Concessionaire undertakes to execute in compliance with the Airport Adjustment and Modernization Plan.
[2]	Complementary works. These are the works that are not part of the Adequacy and Modernization Plan but are executed at the proposal of the Concessionaire, or at the request of the Grantors.